Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Mar. 31, 2012 Successor	Dec. 31, 2011 Successor	Dec. 31, 2010 Predecessor	Dec. 31, 2010 Predecessor Class A Common Stock	Dec. 31, 2010 Predecessor Class B Common Stock
Allowance for doubtful accounts receivable	$ 0.7	$ 0.4	$ 0.8
Common stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000
Common stock, shares issued	15,420,567	15,406,803		19,107,367	22,889,431
Common stock, shares outstanding	15,088,815	15,076,691
Treasury stock, shares	98,303	94,513	623,953